Fair Value Measurement	12 Months Ended
Dec. 31, 2024
Fair Value Measurement [Abstract]
Fair Value Measurement
26.	Fair Value Measurement

The following table presents the fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis as of December 31, 2024 and 2023:

	As of December 31, 2024			Total Fair
	Level 1	Level 2	Level 3	Value
	RMB	RMB	RMB	RMB
Liabilities
Current
Convertible Senior Notes due December 10, 2026 (“Senior Convertible Note”)	-	-	473,715,560	473,715,560
Liability-settled share-based payment to non-employee	-	-	1,581,448	1,581,448
Non-current
Convertible Notes due June 28, 2027(“Convertible Junior Note”)	-	-	464,847,231	464,847,231

Total	-	-	940,144,239	940,144,239

	As of December 31, 2023			Total Fair
	Level 1	Level 2	Level 3	Value
	RMB	RMB	RMB	RMB
Liabilities
Current
Liability-settled share-based payment to non-employee	-	-	2,833,080	2,833,080
Non-current
Convertible notes	-	-	420,712,380	420,712,380
Deferred contingent consideration	-	-	94,199,910	94,199,910

Total	-	-	517,745,370	517,745,370

The table below reflects the reconciliation from the opening balances to the closing balances for recuring fair value measurement of the fair value hierarchy for the years ended December 31, 2024, 2023 and 2022:

	Convertible Senior Note	Convertible Junior Note	Liability -settled share -based payment to non-employee	Deferred contingent consideration
Balance as of January 1, 2024	420,712,380	-	2,833,080	94,199,910
Additions	-	439,723,560	-
Changes in fair value, excluding impact of instrument-specific credit risk	44,764,043	21,110,267	(1,277,140)	16,941,248
Changes in fair value due to instrument specific credit risk	1,494,507	-	-	-
Foreign currency translation adjustment	6,744,630	4,013,404	25,508	602,346
Settlement of deferred contingent consideration		-	-	(111,743,504)
Balance as December 31, 2024	473,715,560	464,847,231	1,581,448	-

	Convertible Senior Note	Short-term investments	Warrant liabilities	ESA derivative liabilities	Liability-settled share-based payment to non-employee	Deferred contingent consideration
Balance as of January 1, 2023	354,080,264	372,375,701	19,083,004	269,251,436	4,039,468	-
Additions					-	65,968,319
Changes in fair value, excluding impact of instrument-specific credit risk	58,280,908	3,584,872	83,966,126	(19,654,006)	(1,386,708)	26,106,460
Realized gain recognized in interest income	-	(5,718,400)	-	-	-	-
Changes in fair value due to instrument specific credit risk	2,116,740	-	-		-	-
Foreign currency translation adjustment	6,234,468	(944,458)	2,882,251	(126,498)	180,320	2,125,131
Exercise of Public and Private warrants	-	-	(105,931,381)	-	-	-
Settlement of Liability-settled share-based payment to employee	-	-	-	-	-	-
Settlement of 1st, 2nd and 3rd tranches of ESA Agreement	-	(369,297,715)	-	(249,470,932)	-	-
Balance as of December 31, 2023	420,712,380	-	-	-	2,833,080	94,199,910
	Convertible Senior Note	Short-term investments	Warrant liabilities	ESA derivative liabilities	Liability-settled share-based payment to non-employee
Balance as of January 1, 2022	318,466,215	-	-	-	-
Additions	-	370,242,173	65,418,439	88,172,680	11,519,334
Changes in fair value, excluding impact of instrument-specific credit risk	4,493,605	2,133,528	(45,903,468)	186,598,308	(7,390,032)
Changes in fair value due to instrument specific credit risk	1,520,393	-	-	-	-
Foreign currency translation adjustment	29,600,051	-	(431,967)	(5,519,552)	(89,834)
Balance as of December 31, 2022	354,080,264	372,375,701	19,083,004	269,251,436	4,039,468

The convertible notes were measured at fair value using the Binomial Option Pricing Model. The Liability-settled share-based payment to non-employee were measured at fair value using the Black-Scholes Option Pricing Model.

As of December 31, 2024, the assumptions were as follow:

	Convertible Senior Note		Convertible Junior Note		Liability-settled share-based payment to non-employee
Expected volatility		82.00%		22.00%		93.00%
Risk-free interest rate (per annum)		4.25%		4.27%		5.53%
Expected dividend yield		0.00%		0.00%		0.00%
Fair value of the underlying ordinary share	US$	3.55	US$	3.55	US$	3.55
Bond yield		10.52%		10.33%		N/A

As of December 31, 2023, the assumptions were as follow:

	Convertible Senior Note		Liability-settled share-based payment to non-employee		Deferred contingent consideration
Expected volatility		22.00%		64.00%		22.00%
Risk-free interest rate (per annum)		4.00%		5.23%		4.20%
Expected dividend yield		0.00%		0.00%		0.00%
Fair value of the underlying ordinary share	US$	1.75	US$	1.75	US$	1.75
Bond yield		10.60%		N/A		N/A
Discount rate		N/A		N/A		23.00%
Annual per store revenue growth rate		N/A		N/A		2.00%

The fair value of the Convertible notes and Liability-settled share-based payment to non-employee as of December 31, 2024 and 2023 were estimated by management with the assistance of an independent valuation firm.

The expected volatility was estimated based on the historical volatility of the Company or comparable peer public companies with a time horizon close to the expected term of the Convertible Senior Note.

The expected volatility was estimated based on the historical volatility of comparable peer public companies with a time horizon close to the expected term of the Convertible Junior Note.

The expected volatility was estimated based on the historical volatility of the Company with a time horizon close to the expected term of the liability-settled share-based payment to non-employee.

The risk-free interest rate was estimated based on the yield to maturity of U.S. treasury bonds denominated in US$ for a term consistent with the expected term of the Notes in effect at the valuation date of Convertible Senior Note, Convertible Junior Note, and liability-settled share-based payment to non-employee. The expected dividend yield is zero as the Company has never declared or paid any cash dividends on its shares and the Company does not intend to pay dividend before the Company becomes profitable. The bond yield was based on the market yield of comparable bonds with similar credit rating. The fair value of the Company’s ordinary shares was obtained from the listed trading price of THIL.

The inputs used in the analysis for December 31, 2024 and 2023 were classified as Level 3 inputs within the fair value hierarchy due to the lack of observable market data and activity.

As of June 28, 2024, the assumptions were as follow:

	Convertible Junior Note		Deferred contingent consideration
Expected volatility		22.00%		21.00%
Risk-free interest rate (per annum)		4.52%		3.10%
Expected dividend yield		0.00%		0.00%
Fair value of the underlying ordinary share	US$	3.75	US$	3.75
Bond yield		10.80%		N/A
Discount rate		N/A		21.00%

The expected volatility was estimated based on the historical volatility of comparable peer public companies with a time horizon close to the expected term of the Convertible Junior Notes and Deferred contingent consideration.

The risk-free interest rate was estimated based on the yield to maturity of U.S. treasury bonds denominated in US$ for a term consistent with the expected term of the Notes in effect at the valuation date of Convertible Junior Notes and Deferred contingent consideration.

The expected dividend yield is zero as the Company has never declared or paid any cash dividends on its shares and the Company does not intend to pay dividend before the Company becomes profitable.

The bond yield was based on the market yield of comparable bonds with similar credit rating. The fair value of the Company’s ordinary shares was obtained from the listed trading price of the Company.

The cashflow forecast of Deferred contingent consideration is based on management plan of Popeyes restaurants to be opened during the forecast period and expected average revenue per store, which consider the store opening milestones stipulated in the Popeyes master development agreement and historical experience of per store revenue with comparable store size and type of food menu.

The inputs used in the analysis for June 28, 2024 were classified as Level 3 inputs within the fair value hierarchy due to the lack of observable market data and activity.

Nonrecurring Fair Value Measurements

The Company measures its property and equipment at fair value on a nonrecurring basis whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable.

Long-lived assets within asset groups were measured at fair value on a nonrecurring basis as of the end of each quarter during 2024 and 2023 due to impairment recognized on those assets at that date (see Note 9). Fair value of the asset groups as of December 31, 2024 were estimated by RMB10,095,796 using quoted selling price for identical assets of the kitchen equipment within asset group under the market approach classified in Level 2 of the fair value hierarchy.